Share-based compensation (Details 3) (Performance-based share options)	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Summary of share options activities
Vesting period	4 years
Share-based compensation expenses	1,305,230	6,040,216	10,159,104
Unamortized compensation costs related to unvested awards not yet recognized	46,791
Unamortized compensation costs related to unvested awards not yet recognized, weighted average period to be recognized	4 months 21 days
Summary of share-based option activities
Outstanding, beginning of period (in shares)				1,843,195	2,468,905
Granted (in shares)	0	0	0
Exercised (in shares)	(565,600)
Forfeited or Cancelled (in shares)	(60,110)
Outstanding, end of period (in shares)				1,843,195	2,468,905
Vested and expected to vest at the end of period (in shares)				1,838,924
Exercisable at the end of period (in shares)				1,804,980
Weighted-Average Exercise Price
Outstanding, beginning of period (in dollars per share)				$ 3.79	$ 3.31
Outstanding, end of period (in dollars per share)				$ 3.79	$ 3.31
Vested and expected to vest (in dollars per share)				$ 3.79
Exercisable (in dollars per share)				$ 3.76
Share-based options, additional disclosure
Outstanding	5 months 27 days	8 months 16 days
Outstanding	5 months 27 days	8 months 16 days
Weighted Average Remaining Contractual Term, Vested and expected to vest	5 months 27 days
Weighted Average Remaining Contractual Term, Exercisable	5 months 16 days
Aggregate Intrinsic Value Outstanding (in dollars)				893,680	2,243,964
Aggregate Intrinsic Value Outstanding (in dollars)				893,680	2,243,964
Aggregate Intrinsic Value, Vested and expected to vest (in dollars)				893,680
Aggregate Intrinsic Value, Exercisable (in dollars)				918,511
Expired (in shares)	0	0	0
Total intrinsic value of options exercised	8,185,565	39,472,482	26,389,075